Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio	Apr. 29, 2023
Select FinTech Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(29.75%)
Past 5 years	1.14%
Past 10 years	7.25%
Select FinTech Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.75%)
Past 5 years	(0.24%)
Past 10 years	5.05%
Select FinTech Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.61%)
Past 5 years	1.06%
Past 10 years	5.48%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWML
Average Annual Return:
Past 1 year	(31.23%)
Past 5 years	0.13%
Past 10 years	6.11%